Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 26, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Alternative Diversifier Strategies Fund | Class A
Risk/Return:
Trading Symbol	DRNAX
Dreyfus Alternative Diversifier Strategies Fund | Class C
Risk/Return:
Trading Symbol	DRNCX
Dreyfus Alternative Diversifier Strategies Fund | Class I
Risk/Return:
Trading Symbol	DRNIX
Dreyfus Alternative Diversifier Strategies Fund | Class Y
Risk/Return:
Trading Symbol	DRYNX
Dreyfus Global Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DGEAX
Dreyfus Global Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DGECX
Dreyfus Global Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DGIEX
Dreyfus Global Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DGEYX
Dreyfus Select Managers Long/Short Fund | Class A
Risk/Return:
Trading Symbol	DBNAX
Dreyfus Select Managers Long/Short Fund | Class C
Risk/Return:
Trading Symbol	DBNCX
Dreyfus Select Managers Long/Short Fund | Class I
Risk/Return:
Trading Symbol	DBNIX
Dreyfus Select Managers Long/Short Fund | Class Y
Risk/Return:
Trading Symbol	DBNYX
Dreyfus TOBAM Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DABQX
Dreyfus TOBAM Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DABPX
Dreyfus TOBAM Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DABOX
Dreyfus TOBAM Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DABNX
Dreyfus Yield Enhancement Strategy Fund | Class C
Risk/Return:
Trading Symbol	DABLX
Dreyfus Yield Enhancement Strategy Fund | Class I
Risk/Return:
Trading Symbol	DABKX
Dreyfus Yield Enhancement Strategy Fund | Class Y
Risk/Return:
Trading Symbol	DABJX
Dreyfus Yield Enhancement Strategy Fund | Class A
Risk/Return:
Trading Symbol	DABMX